UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

                          David I. Goldstein, President
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

                        Date of fiscal year end: June 30

           Date of reporting period: July 1, 2004 - September 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


SHARES                 SECURITY DESCRIPTION                          VALUE

COMMON STOCK - 98.0%
BANKING - 8.1%
        12,000 East-West Bancorp, Inc.                             $ 403,080
        22,000 North Fork Bancorp., Inc.                             977,900
         5,000 Northern Trust Corp.                                  204,000
        12,000 UCBH Holdings, Inc.                                   468,840
                                                              ---------------
                                                              ---------------
                                                                   2,053,820
                                                              ---------------
                                                              ---------------

BUSINESS SERVICES - 3.2%
        24,000 Iron Mountain, Inc.+                                  812,400
                                                              ---------------
                                                              ---------------

COMMUNICATION EQUIPMENT - 3.2%
        21,000 QUALCOMM, Inc.                                        819,840
                                                              ---------------
                                                              ---------------

COMMUNICATION SERVICES - 1.7%
         5,500 Amdocs Ltd.+                                          120,065
        13,500 American Tower Corp. - Class A+                       207,225
         6,000 Crown Castle International Corp.+                      89,280
                                                              ---------------
                                                                     416,570
                                                              ---------------
                                                              ---------------

CONSTRUCTION - 1.8%
        15,500 Chicago Bridge & Iron Co. NV                          464,845
                                                              ---------------
                                                              ---------------

DISTRIBUTION & INDUSTRIAL SUPPLIES - 6.1%
        26,000 Donaldson Co., Inc.                                   738,140
        14,000 Fastenal Co.                                          806,400
                                                              ---------------
                                                                    1,544,540
                                                              ---------------
                                                              ---------------

ENERGY SERVICES - 1.3%
         5,000 Schlumberger Ltd.                                     336,550
                                                              ---------------
                                                              ---------------

ENERGY SOURCES - 5.4%
        10,000 Apache Corp.                                          501,100
        10,000 Burlington Resources, Inc.                            408,000
        11,300 St. Mary Land & Exploration Co.                       449,853
                                                              --------------
                                                                   1,358,953
                                                              ---------------
                                                              ---------------

ENTERTAINMENT - 3.0%
        15,000 Clear Channel Communications, Inc.                    467,550
        10,000 Comcast Corp. - Class A+                              279,200
                                                              --------------
                                                                     746,750
                                                              ---------------
                                                              ---------------

FINANCIAL SERVICES - 11.4%
        13,800 First Data Corp.                                      600,300
        19,000 Fiserv, Inc.+                                         662,340
        16,000 Paychex, Inc.                                         482,400
         4,500 SLM Corp.                                             200,700
        18,500 T. Rowe Price Group, Inc.                             942,390
                                                              --------------
                                                                   2,888,130
                                                              ---------------
                                                              ---------------

FOOD DISTRIBUTORS - 0.9%
        10,000 Performance Food Group Corp.+                         237,000
                                                              ---------------
                                                              ---------------

INSURANCE - 8.6%
         4,400 American International Group, Inc.                    299,156
         5,000 Marsh & McLennan Cos., Inc.                           228,800
        17,500 RenaissanceRe Holdings Ltd.                           902,650
         1,400 White Mountains Insurance Group                       736,400
                                                              --------------
                                                                   2,167,006
                                                              ---------------
                                                              ---------------

LIFE SCIENCES - 9.0%
        10,000 Idexx Laboratories, Inc.+                             507,400
         6,000 Invitrogen Corp.+                                     329,940
        13,000 Laboratory Corp. of America Holdings+                 568,360
        13,000 Medtronic, Inc.                                       674,700
         5,000 Techne Corp.+                                         190,900
                                                              --------------
                                                                   2,271,300
                                                              ---------------
                                                              ---------------

MEDIA - 0.1%
         1,500 Time Warner, Inc.+                                     24,210
                                                              ---------------
                                                              ---------------

MEDICAL PRODUCTS - 4.6%
         3,500 Johnson & Johnson                                     197,155
        10,000 Steris Corp.+                                         219,400
         9,500 Zimmer Holdings, Inc.+                                750,880
                                                              --------------
                                                                   1,167,435
                                                              ---------------
                                                              ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS;
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.7%
        16,000 Garmin Ltd.                                           692,000
                                                              ---------------
                                                              ---------------

MERCHANDISING - 20.0%
        28,000 Keystone Automotive Industries, Inc.+                 616,000
        12,000 O'Reilly Automotive, Inc.+                            459,480
        14,500 Procter & Gamble Co.                                  784,740
        26,000 TBC Corp.+                                            580,840
        23,000 Tractor Supply Co.+                                   723,120
        19,000 Walgreen Co.                                          680,770
         5,500 Whole Foods Market, Inc.                              471,845
        26,000 Yankee Candle Co.+                                    752,960
                                                              --------------
                                                                   5,069,755
                                                              ---------------
                                                              ---------------

MOTION PICTURES - 0.6%
         6,000 Walt Disney Co.                                       135,300
                                                              ---------------
                                                              ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.9%
         3,000 United Parcel Service, Inc. - Class B                 227,760
                                                              ---------------
                                                              ---------------

PHARMACEUTICALS - 3.6%
         4,500 Amgen, Inc.+                                          255,060
        20,000 Caremark Rx, Inc.+                                    641,400
                                                              --------------
                                                                     896,460
                                                              ---------------
                                                              ---------------

TRANSPORTATION SERVICES - 1.8%
         9,000 Expeditors International Washington, Inc.             465,300
                                                              ---------------
                                                              ---------------

Total Common Stock (Cost $21,340,323)                             24,795,924
                                                              ---------------
                                                              ---------------

PRINCIPAL
---------------
-------------------------------------------------------------
MONEY MARKET DEPOSIT ACCOUNT - 3.0%
     $ 746,670 Citibank Money Market Deposit Account                 746,670
                                                              ---------------
                                                              ---------------
               (Cost $746,670)

TOTAL INVESTMENTS IN SECURITIES - 101.0%                          25,542,594
(COST $22,086,993)*
Other Assets and Liabilities, Net - (1.0)%                         (262,879)
                                                              ---------------
                                                              ---------------
TOTAL NET ASSETS - 100.0%                                        $25,279,715
                                                              ===============
                                                              ===============


-------------------------------------------------------------
-------------------------------------------------------------
+ Non-income producing security.

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

               Gross Unrealized Appreciation                     $ 4,195,576
               Gross Unrealized Depreciation                        (739,975)
                                                             ----------------
                                                             ----------------
               Net Unrealized Appreciation (Depreciation)        $ 3,455,601
                                                             ================

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Forum Funds

By:     /s/ David I. Goldstein
        __________________________
         David I. Goldstein, President

Date:   November 11, 2004
        __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ David I. Goldstein
        __________________________
         David I. Goldstein, President

Date:   November 11, 2004
        __________________________


By:     /s/ Stacey E. Hong
        __________________________
         Stacey E. Hong, Treasurer

Date:   November 11, 2004
        __________________________